SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 08, 2019	Jul. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares authorized			50,000,000	50,000,000
Net proceeds from IPO			$ 7,417,077
Statutory reserves
Capital contributions			7,942,021	0	8,772,355
Blue Hat PRC
Paid-in-capital and statutory reserve			22,096,755	14,043,402	13,778,708
Statutory reserves			$ 111,333	$ 264,693	$ 530,869
IPO [Member]
Number of common stock issued	141,114	2,000,000
Initial public offering price	$ 4.00	$ 4.00
Gross proceeds underwriting discounts and commissions and offering expenses	$ 564,456	$ 8,000,000
Net proceeds from IPO	524,944	7,417,077
Issuance costs	$ 39,512	$ 582,923